Business combinations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 30, 2025	Dec. 31, 2024
The assets and liabilities arising from the acquisition [Abstract]
Liabilities	R$ 59,769,953		R$ 58,232,245
Other payables (Dividends)		R$ (184,686)